STOCKHOLDERS' EQUITY (Details Narrative) (USD $)					1 Months Ended	9 Months Ended
	Sep. 30, 2013	Apr. 02, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series D Convertible Preferred Stock [Member]	Sep. 30, 2013 Series D Convertible Preferred Stock [Member]
Preferred Stock, Series C, Shares Designated	750,000	750,000	750,000
Date of Designation, Series C	Apr. 01, 2013
Preferred Stock, Series B, Shares Designated	2,500,000		2,500,000	2,500,000
Date of Designation, Series B	Aug. 19, 2013
Preferred Stock, Series A, Shares Designated	250,000		250,000	250,000
Preferred Stock, Series A, Issued	0		250,000	0
Preferred Stock, Series A, Shares Outstanding	0		250,000	0
Preferred Stock, Par Value	$ 0.001		$ 0.001	$ 0.001	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000
Preferred Stock, Issued				250,000	1,299.327	1,299.327
Preferred Stock, Series C, Issued	375,000		0
Percentage Of Convertible preferred Stock					8.00%
Preferred stock Shares Designated					1,300	1,300
Conversion of Stock, Description						The Series D shareholders have liquidation preference over junior securities up to their initial stated value. The Series D shares can be converted at any time at the option of the Holder with the conversion determined by dividing the stated value by the then conversion price, which was initially set at $0.03 per common share, subject to adjustment. The Series D shareholders have a right of redemption upon the occurrence of certain triggering events.